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Via Edgar

January 13, 1997


Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

Re:	Security First Trust
	'33 Act File No. 2-51173
	'40 Act File No. 811-2480

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, attached for filing is the supplement, dated January 13, 1997, that has been made to the cover page of the Security First Trust Prospectus, dated November 29, 1996.

Sincerely,

SECURITY FIRST TRUST

/s/ Richard C. Pearson
----------------------

Richard C. Pearson
Senior Vice President
and General Counsel

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Supplement dated January 13, 1997 to Prospectus dated November 29, 1996

IMPORTANT NOTICE

ANNUITIES, MUTUAL FUNDS, AND OTHER INVESTMENTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.